CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Statement [Abstract]
Net loss	¥ (594,937)	$ (86,260)	¥ (233,670)	¥ (2,251,202)
Other comprehensive income (loss):
Foreign currency translation adjustment	146,098	21,182	(48,154)	(99,173)
Unrealized loss on available for sale investments, net of tax of nil
Total comprehensive loss	(448,839)	(65,078)	(281,824)	(2,350,375)
Total comprehensive (income) loss attributable to the non-controlling interest shareholders	196	28	(1,238)	(7,693)
Total comprehensive loss attributable to 9F Inc.	¥ (448,643)	$ (65,050)	¥ (283,062)	¥ (2,358,068)